Jun. 27, 2025
Destinations Multi Strategy Alternatives Fund | Destinations Multi Strategy Alternatives Fund
Investment objective
Capital appreciation with reduced correlation to equity and fixed income markets.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	1.35%	1.35%
Distribution and Service (12b-1) Fees	None	None
Dividend/Interest on Short Sales	0.03%	0.03%
Other Expenses	0.25%	0.10%
Acquired Fund Fees and Expenses (AFFE)*	0.10%	0.10%
Total Annual Fund Operating Expenses	1.73%	1.58%
Fee Waivers and Expense Reimbursements	(0.41)%**	(0.41)%**
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.32%	1.17%

*
Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.

**
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$135	$506	$902	$2,010
Class Z Shares	$120	$460	$823	$1,847

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal investment strategies
The Fund, under normal market conditions, employs a strategy intended to generate long term growth across market cycles with reduced correlation to the equity and fixed income markets.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between the unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The unaffiliated funds or Sub-advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, and equity market neutral; (iv) global macro strategies; and (v) relative value credit strategies. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price.
The Fund invests primarily in U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments (including foreign governments), bank loans, commodities, currencies, warrants, depositary receipts, real estate investment trust (REITs), structured products, including mortgage-backed securities and collateralized loan obligations (CLOs), floating rate instruments, ETFs, exchange-traded notes and derivative instruments (which may involve leverage), principally, options, futures contracts, options on futures contracts, forward contracts and swap agreements. In addition, the Fund may invest in cash and cash equivalents, commercial paper, money market instruments and other short-term obligations to achieve its investment goal. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors.
The Fund may invest in publicly or private offered special purpose acquisition companies (“SPACs”) to the extent that a Sub-adviser believes that such investments will help the Fund to meet its investment objective. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities.
In selecting investments for purchase and sale, the Sub-advisers may seek investment opportunities where a catalyst has been identified that is expected to occur within the near to immediate term, generally within twelve months, to unlock the value embedded in the investment opportunity.
The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets countries.
The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.
A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes the Fund needs to generate cash to invest in more attractive opportunities, the average maturity of the Fund needs to be adjusted and the country or sector exposure needs to be altered.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2024

The Fund’s best and worst calendar quarters
Best Quarter: 13.31% (June 30, 2020)
Worst Quarter: (12.18)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025 was (0.93)%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2024)
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	6.23%	6.02%	4.86%
Class Z*	6.35%	6.17%	5.17%
Return After Taxes on Distributions
Class I	3.69%	4.27%	3.18%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.74%	3.96%	3.09%
ICE BofA US Broad Market Index** (reflects no deduction for fees, expenses, or taxes)	1.47%	(0.34)%	1.29%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
The Fund’s prior benchmark, the Morningstar Broad Hedge Fund Index, has been retired by Morningstar as of March 31, 2024.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.